EQUIPMENT	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
EQUIPMENT
Property, Plant and Equipment Disclosure [Text Block]

7.       EQUIPMENT

Equipment consisted of the following as at June 30, 2019 and March 31, 2019:

	June 30, 2019			March 31, 2019
		Accumulated			Accumulated
	Cost	Depreciation	Net	Cost	Depreciation	Net
	$	$	$	$	$	$
Computers and electronics	286,855	248,357	38,498	286,855	243,346	43,509
Furniture and fixtures	36,795	29,999	6,796	36,795	29,648	7,147
Demonstration equipment	314,417	164,363	150,054	271,615	147,257	124,358
Manufacturing equipment	88,742	86,353	2,389	88,742	86,230	2,512
Tools and parts	11,422	7,007	4,415	11,422	6,779	4,643
Assets under capital lease	23,019	13,811	9,208	23,019	12,660	10,359
	761,250	549,890	211,360	718,448	525,920	192,528

Equipment is recorded at cost less accumulated depreciation. Depreciation expense during the three-month period ended June 30, 2019 was $23,970 (June 30, 2018 – $17,595).

7.	EQUIPMENT

Equipment consisted of the following as at March 31, 2019 and March 31, 2018:

	March 31, 2019			March 31, 2018
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
	$	$	$	$	$	$
Computers and electronics	286,855	243,346	43,509	256,505	223,750	32,755
Furniture and fixtures	36,795	29,648	7,147	36,795	28,051	8,744
Demonstration equipment	271,615	147,257	124,358	200,186	105,441	94,745
Manufacturing equipment	88,742	86,230	2,512	88,742	85,668	3,074
Tools and parts	11,422	6,779	4,643	11,422	5,741	5,681
Assets under capital lease	23,019	12,660	10,359	23,019	8,057	14,962
	718,448	525,920	192,528	616,669	456,708	159,961

Equipment is recorded at cost less accumulated depreciation. Depreciation expense during the year ended March 31, 2019 was $69,212 (March 31, 2018 - $89,026).